Market Risk - Summary of NIM and EVE Sensitivity of Interest Rate Risk (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
+50bps
Disclosure Of Sensitivity Limit Of Risk [line items]
NIM sensitivity	£ 225	£ 99
EVE sensitivity (unaudited)	367	10
-50bps
Disclosure Of Sensitivity Limit Of Risk [line items]
NIM sensitivity	(15)	56
EVE sensitivity (unaudited)	£ (585)	£ (88)